Pensions and other post-retirement benefits - Sensitivity Analysis and Actuarial Assumptions (Details) $ in Millions	Dec. 31, 2017 USD ($)
Discount rate
Disclosure of defined benefit plans [line items]
Effect on pension and other post-retirement benefit expense in 2018, Increase	$ (366)
Effect on pension and other post-retirement benefit expense in 2018, Decrease	298
Effect on pension and other post-retirement benefit obligation at 31, December 2017, Increase	(7,532)
Effect on pension and other post-retirement benefit obligation at 31 December 2017, Decrease	9,751
Inflation rate
Disclosure of defined benefit plans [line items]
Effect on pension and other post-retirement benefit expense in 2018, Increase	241
Effect on pension and other post-retirement benefit expense in 2018, Decrease	(200)
Effect on pension and other post-retirement benefit obligation at 31, December 2017, Increase	5,373
Effect on pension and other post-retirement benefit obligation at 31 December 2017, Decrease	(4,690)
Salary growth
Disclosure of defined benefit plans [line items]
Effect on pension and other post-retirement benefit expense in 2018, Increase	78
Effect on pension and other post-retirement benefit expense in 2018, Decrease	(68)
Effect on pension and other post-retirement benefit obligation at 31, December 2017, Increase	837
Effect on pension and other post-retirement benefit obligation at 31 December 2017, Decrease	$ (747)